4. PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
4. PROPERTY AND EQUIPMENT

NOTE 4.  PROPERTY AND EQUIPMENT

On August 6, 2012, the Company acquired a building located at 25 Ford ham Drive Buffalo, New York 14216 for $220,000. On August 6, 2012, the Company entered into a note agreement (note 5) with the seller of the property for the acquisition. The principle amount of the loan was $200,000, the loan bears a 5.0% interest rate and is matured in five years. On September 15, 2015, the Company sold this building for $262,890, gain in sale of this property was $60,753.

On November 18, 2013, the Company acquired a property located at 160 Kerns Avenue Buffalo, New York 14211 by cash for $165,000. On January 30, 2014, the Company acquired a property located at 70 Floss Avenue Buffalo, New York 14211 by cash for $33,000. On July 23, 2015, the Company sold its property located at 70 Floss Avenue Buffalo, for $35,000, gain in sale of this property was $3,199.

The components of property and equipment were as follows:

	September 30, 2015	December 31, 2014
Buildings	$199,002	$452,002
Accumulation depreciation	(9,028)	(19,663)
Property, plant and equipment - net	$189,974	$432,339

For the nine months ended September 30, 2015 and 2014, depreciation of property, plant and equipment amounted $8,427 and $8,280, respectively.